Summary of Significant Accounting Policies	12 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
(2)	Summary of Significant Accounting Policies

(a)	Basis of Presentation and Consolidation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). The consolidated financial statements include the financial statements of the Company, all its subsidiaries and those variable interest entities (the “VIEs”) of which the Company is the primary beneficiary from the dates they were acquired or incorporated. All intercompany balances and transactions have been eliminated in consolidation.

In order to comply with the PRC laws and regulations which prohibit or restrict foreign control of companies involved in provision of internet content and other restricted businesses, the Group operates certain of its businesses which are subject to restrictions in the PRC through PRC domestic companies, whose equity interests are held by certain individuals (“Nominee Shareholders”). The Group, through its wholly foreign owned PRC subsidiaries (“WFOEs”), entered into a series of contractual arrangements with certain PRC domestic companies and the Nominee Shareholders, pursuant to which the Group was entitled to have the power to direct the activities that most significantly impact the VIEs, and receive effectively all economic benefits generated from the Nominee Shareholders’ equity interests in these VIEs, and therefore the Group consolidated these VIEs. Through its wholly foreign-owned enterprise, Puyi Enterprises Management Consulting Co., Ltd. (“Puyi Consulting”), the Group entered into a series of contractual arrangements that collectively make it the primary beneficiary of Chengdu Puyi Bohui Information Technology Co., Ltd. (“Puyi Bohui”) and its subsidiaries (together, the “VIEs”). As such, the Group consolidated the financial results of these PRC domestic companies and their subsidiaries in the Group’s consolidated financial statements until the disposal of these entities in September 2025..

As further described in Note 1, following the completion of the BGM transaction, the contractual arrangements relating to the former consolidated VIEs were terminated. Consequently, these entities are no longer consolidated by the Group. Prior to December 27, 2024, the Group was the primary beneficiary of these former VIEs and had consolidated their financial results. Additional information is provided in Note 13.

The consolidated VIEs herein refer to Puyi Bohui, Xinbao Investment, RONS Technologies and their respective subsidiaries prior to December 2024 and refer to Puyi Bohui and its subsidiaries since December 2024 until September 2025. To align with the termination of act-in-concert arrangements among Meidiya and the other shareholders of FHISLA by mutual agreement of the parties, a disposal plan was formed in January 2025 to divest the Group’s claim adjusting businesses. The Company’s sales of the Disposal Group represented a strategic business shift having a major effect on the Group’s operations and financial results. The results of operations for the Disposal Group are presented as discontinued operations on the consolidated statements of operations and comprehensive loss, and assets and liabilities are reflected as “Assets and Liabilities of Discontinued Operations” on the consolidated balance sheets for all periods presented. Amounts for all periods discussed below reflect the results of operations, financial condition and cash flows from the Company’s continuing operations, unless otherwise noted. Refer to Note 4 for further discussion on the Group’s discontinued operations.

(b)	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities on the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, management reviews these estimates and assumptions using the currently available information. Changes in facts and circumstances may cause the Company to revise its estimates. In accordance with ASC 250, the changes in estimates will be recognized in the same period of changes in facts and circumstances. The Company bases its estimates on past experiences and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Estimates are used when accounting for items and matters including, but not limited to, revenue recognition, the allowance for credit losses, realizability of deferred tax assets, estimated useful lives of fixed assets, intangible assets and operating lease right-of-use assets, and accruals for income tax uncertainties.

(c)	Cash and Cash Equivalents and Restricted Cash

Cash and cash equivalents consist of cash on hand, bank deposits and short-term, highly liquid investments, which have original maturities of three months or less, and that are readily convertible to known amounts of cash and have insignificant risk of changes in value related to changes in interest rates.

Regarding the insurance agent service, the Group collects premiums from the insureds and remits the premiums to the appropriate insurance companies. Accordingly, as reported in Other current liabilities of the consolidated balance sheets, “premiums” are receivables from the insureds of RMB10,416 and RMB482 as of June 30, 2024 and 2025, respectively. Unremitted net insurance premiums are held in a fiduciary capacity until disbursed by the Group. The Group invests these unremitted funds only in cash accounts held for a short term and reports such amounts as Restricted cash in the consolidated balance sheets. Also, restricted cash balance as June 30,2024 includes the entrustment deposit received from the members of eHuzhu, an online mutual aid platform operated by the Group amounted RMB37,504 and nil as of June 30,2025 as the group disposed the subsidiary in first half of 2025. Additionally, restricted cash balance includes guarantee deposit required by the National Financial Regulatory Administration which replaces the China Banking and Insurance Regulatory Commission as the regulatory body since May 2023 in order to protect insurance premium appropriation by insurance agency which is restricted as to withdrawal for other than current operations. Thus, the Group classifies the balance for guarantee deposit as a non-current asset. The balance for guarantee was RMB25,256 and RMB16,338 as of June 30, 2024 and 2025, respectively.

(d)	Short Term Investments

All investments with original maturities less than twelve months or investments that are expected to be realized in cash during the next twelve months are classified as short-term investments. The Group accounts for short-term debt investments in accordance with ASC Topic 320, Investments – Debt Securities (“ASC 320”). The Company classifies the short-term investments in debt securities as held-to-maturity or available-for-sale, whose classification determines the respective accounting methods stipulated by ASC 320. Dividend and interest income for all categories of investments in securities are included in earnings. Any realized gains or losses on the sale of the short-term investments are determined on a specific identification method, and such gains and losses are reflected in earnings during the period in which gains or losses are realized.

Securities that the Group has the positive intent and ability to hold to maturity are classified as held-to-maturity securities and stated at amortized cost less allowance for credit losses. The Group has no debt investments classified as trading. The Group’s short term investments are mainly available-for-sale debt securities that do not have a quoted market price in an active market. Available-for-sale investments are carried at fair values and the unrealized gains or losses from the changes in fair values are included in accumulated other comprehensive income or loss. The Group benchmarks the values of its other investments against fair values of comparable investments and reference to product valuation reports as of the balance sheet date and categorizes all fair value measures of short term investments as level 2 of the fair value hierarchy.

The Group evaluates each individual available-for-sale debt securities periodically for impairment. For investments where the Group does not intend to sell, the Group evaluates whether a decline in fair value is due to deterioration in credit risk. Credit-related impairment losses, not to exceed the amount that fair value is less than the amortized cost basis, are recognized through an allowance for credit losses on the consolidated balance sheet with corresponding adjustment in others, net of the consolidated statements of operations and comprehensive loss. Subsequent increases in fair value due to credit improvement are recognized through reversal of the credit loss and corresponding reduction in the allowance for credit loss. Any decline in fair value that is non-credit related is recorded in accumulated other comprehensive income as a component of shareholder’s equity. As of June 30, 2025, there were no investments held by the Group that had been in continuous unrealized loss position.

No impairment loss on short term investments was identified for years ended June 30, 2023, 2024 and 2025, respectively

(e)	Accounts Receivable and Contract Assets, net

Since July 1, 2022, the Group adopted Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), using the modified retrospective transition method. ASU 2016-13 replaces the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. Upon adoption, the Company changed the impairment model to utilize a forward-looking current expected credit losses (CECL) model in place of the incurred loss methodology for financial instruments measured at amortized cost and receivables resulting from the application of ASC 606, including contract assets.

Accounts receivable are recorded at the amount that the Group expects to collect and do not bear interest. Accounts receivable primarily consists of fees predominantly due from insurance companies for agency and amounts due from fund product providers for wealth management services. Contract assets are recorded when a long-term life insurance policy becomes effective, of which, the portion in relation to initial commissions earned is reclassified to accounts receivable upon the expiration of the hesitation period; and the remaining portion arising from estimated renewal commissions will be reclassified to accounts receivable once the initial policy has been renewed and/or the Group has achieved certain renewal targets in subsequent years within the renewal term of the policy. Accounts receivable are generally settled within 90 days since the initial recognition pursuant to the payment terms in the contract with customers, of which a minor portion relating to bonus earned based on annual performance condition is settled within one year.

The Group evaluates the collectability of its accounts receivable and contract assets based on a combination of factors. The Group generally does not require collateral on trade receivables and contract assets as the majority of the Group’s customers are large insurance companies and fund product producers. The provision of credit losses for accounts receivable and contract assets is based upon the current expected credit losses (“CECL”) model by pooling accounts receivable and contract assets into various age buckets. The entire contract assets balance is included in the bucket of within 1 year.

The expected credit loss rates applied range from 0.01% to 100%. In assessing the CECL, the Group considers both quantitative and qualitative information that is reasonable and supportable, including relevant available information from internal and external sources, related to past events, historical credit loss experience, current and future economic events as well as other conditions that may be beyond the Group’s control. Credit loss expenses are assessed periodically and included in general and administrative expense on the consolidated statements of operations and comprehensive loss. Accounts receivable that are deemed uncollectible when all collection efforts have been exhausted are written off against the allowance for credit loss.

 Accounts receivable and contract assets, net is analyzed as follows:

	As of June 30,
	2024	2025
	RMB	RMB
Accounts receivable	189,056	95,057
Contract assets (See Note 2(r))	1,050,124	821,742
Allowance for credit loss	(907)	(2,291)
Accounts receivable and contract assets, net	1,238,273	914,508

The following table summarizes the movement of the Group’s allowance for expected credit losses of accounts receivable and contract assets:

	As of June 30,
	2024	2025
	RMB	RMB
Balance at the beginning of the year	(6,892)	(907)
Current period provision of expected credit losses	(907)	(1,384)
Write-offs	6,892	-
Balance at the end of the year	(907)	(2,291)

(f)	Property, Plant and Equipment, net

Property, plant and equipment are stated at cost. Depreciation is calculated using the straight-line method over the following estimated useful lives, taking into account residual value:

	Estimated useful life (Years)	Estimated residual value
Building	20-36	0%
Office equipment, furniture and fixtures	3-5	0%-3%
Motor vehicles	3-10	0%-3%
Leasehold improvements	Shorter of the remaining lease terms and estimated useful lives	0%

The depreciation methods and estimated useful lives are reviewed regularly. The following table summarizes the depreciation expense recognized in the consolidated statements of operations and comprehensive loss:

	For the years ended June 30,
	2023	2024	2025
	RMB	RMB	RMB
Operating costs	-	-	48
Selling expenses	3,026	1,242	1,841
General and administrative expenses	519	5,311	7,523
Depreciation expense	3,545	6,553	9,412

(g)	Business combinations and non-controlling interests

The Group evaluates acquisitions of assets to assess whether or not the transaction should be accounted for as a business combination or asset acquisition. In determining whether a particular set of activities and assets is a business, the Group assesses whether the set of assets and activities acquired includes, at a minimum, an input and substantive process and whether the acquired set has the ability to produce outputs. The Group applies a ’screen test’ that permits a simplified assessment of whether an acquired set of activities and assets is not a business. The test is met if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets.

Transactions in which the acquired is considered a business are accounted for as a business combination as described below. Conversely, transactions not considered as business acquisition are accounted for as acquisition of assets and liabilities. In such transactions, the cost of acquisition is allocated proportionately to the acquired identifiable assets and liabilities, based on their proportionate fair value on the acquisition date. In an asset acquisition, no goodwill is recognized.

The Group accounts for its business combinations using the acquisition method of accounting in accordance with ASC 805 “Business Combinations”. The consideration transferred in a business combination is measured as the aggregate of the acquisition-date fair value of the assets transferred, liabilities incurred by the Group to the selling shareholders of the acquiree, and the equity interests issued by the Group. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets acquired and liabilities assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the consideration transferred, the fair value of any non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill.

 The consideration for the Group’s business acquisitions may include future payments that are contingent upon the occurrence of a particular event or events. Contingent consideration also takes the form of a right of the Group to the returns of previously transferred assets or issued equity interests from the sellers of the acquired business. Both the rights and obligations for such contingent consideration returns and payments are recorded at fair value on the acquisition date. The Group’s contingent right to receive a return of some equity interests issued (i.e., contingently returnable shares) is recognized as an asset and measured at fair value. The Group’s obligation to pay contingent consideration is recognized and classified as a liability and measured at fair value. The contingent consideration rights and obligations are subsequently evaluated each reporting period with changes in fair value recognized as a gain or loss and recorded within change in the fair value of contingent assets and liabilities in the consolidated statements of income and comprehensive income.

For the Group’s majority-owned subsidiaries and subsidiaries of VIEs, a non-controlling interest is recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Group. Consolidated net income (loss) on the consolidated statements of operations and comprehensive income (loss) includes the net income (loss) attributable to non-controlling interests. The cumulative results of operations attributable to non-controlling interests, are recorded as non-controlling interests on the Group’s consolidated balance sheets.

(h)	Goodwill and Other Intangible Assets

 Goodwill

Goodwill represents the excess of costs over fair value of net assets of businesses acquired in a business combination. Goodwill is not amortized, but is tested for impairment at the reporting unit level at least on an annual basis at the balance sheet date or more frequently if certain indicators arise. The Group had three reporting units starting from December 31, 2023 upon the completion of a business combination transaction (See details in Note 3(b)) to January 1, 2025 upon the completion of a disposal of claim adjusting business (See details in Note 4). Starting from January 1, 2025, the Group operated in two reporting units. For the year ended June 30, 2023, the Group operated one reporting unit.

The impairment test for goodwill is performed as of year-end or if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount by comparing the fair value of a reporting unit with its carrying value. In testing goodwill for impairment, the Group elects to perform a qualitative assessment to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. A quantitative assessment is performed if the qualitative assessment results in a more-likely-than-not determination. If the fair value of the reporting unit exceeds its carrying amount, goodwill is not impaired and no further testing is required. If the fair value of the reporting unit is less than the carrying value, an impairment charge is recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit.

The impairment review is highly judgmental and involves the use of significant estimates and assumptions. These estimates and assumptions have a significant impact on the amount of any impairment charge recorded. Estimates of fair value are primarily determined by using discounted cash flows. Discounted cash flows method is dependent upon assumptions of future sales trends, market conditions and cash flows of each reporting unit over several years. Actual cash flows in the future may differ significantly from those previously forecasted. Other significant assumptions include growth rates, operating margins and the discount rates applicable to future cash flows. Based on this quantitative test in 2025, it was determined that the carrying amount of the insurance agency reporting unit exceeded its fair value and, therefore, the Group recorded an impairment loss on goodwill of RMB116,168 (see details in Note 9) for the year ended June 30, 2025, compared with RMB 426,410 for the year ended June 30, 2024.

 Intangible Assets

Identifiable intangibles assets are required to be determined separately from goodwill based on their fair values. In particular, an intangible asset acquired in a business combination should be recognized as an asset separate from goodwill if it satisfies either the “contractual-legal” or “separability” criterion. Intangible assets with a finite economic life are carried at cost less accumulated amortization. The useful lives of intangible assets are assessed to be either finite or indefinite. Intangible assets that are not considered to have an indefinite useful life are amortized over their estimated useful lives on a straight-line basis.

The estimated useful lives for the Group’s intangible assets are as follows:

Estimated useful life (Years)
Software and operating system	3
Non-compete agreements	5.8 - 6
Agent resources	2.8 - 3
Insurance brokerage licenses	20
Trade names	5

(i)	Investments in Affiliates

The Group uses the equity method of accounting for investments in which the Group has the ability to exercise significant influence, but does not have a controlling interest.

On April 1, 2024, the Group’s one majority-owned subsidiary in Hong Kong, i.e., BWWS Limited (“BWW”) disposed its controlling financial interests in subsidiaries of Brave Moon Limited (“BML”) and Avantech Solutions Limited (“Avantech”) to the minority shareholder through entering into a supplement joint venture agreement (the “Joint Venture Agreement”) to share the power with the other shareholder to jointly control the strategic operating, investing, and financing decisions over BML and Avantech. The Group accounted for the investments using the equity method and the fair value of the retained interests as of the date of joint control forms the basis for the initial measurement. The Group therefore recorded an investment loss of RMB79 in others, net in the consolidated statement of operations and comprehensive loss and derecognized the non-controlling interests in BML and Avantech which are not attributable, directly or indirectly, to the Group amounting to RMB6,427 in the consolidated statement of shareholders’ equity for the year ended June 30, 2024. In May 2025, The Group disposed all its shares of BML and Avantech to the minority shareholder for a cash consideration of HKD380 and records disposal loss of RMB4,330.

The Group continually reviews its investment in equity investees to determine whether a decline in fair value to an amount below the carrying value is other-than-temporary. The primary factors the Group considers in its determination are the duration and severity of the decline in fair value; the financial condition, operating performance and the prospects of the equity investee; and other company specific information such as the stock price of the investee and its corresponding volatility, if publicly traded, the Group’s intent and ability to hold the investment until recovery, and changes in the macro-economic, competitive and operational environment of the investee. If the decline in fair value is deemed to be other-than-temporary, the carrying value of the equity investee is written down to fair value.

(j)	Long-term Investments

Other non-current assets mainly represent long-term equity investments accounted for under the measurement alternative method, contingent consideration measured at fair value through profit or loss and an investment in debt securities classified as held-to-maturity which is measured at amortized cost.

Equity securities without readily determinable fair value

The Group has long-term investments in equity security of certain privately held companies which the Group exerts no significant influence or a controlling interest. As a result of adoption of “Financial Instruments-Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities” (“ASU 2016-01”) in January 1, 2019, equity securities without readily determinable fair values that do not qualify for the practical expedient in ASC 820, Fair Value Measurements and Disclosure to estimate fair value using the net asset value per share (or its equivalent) of the investment, are measured and recorded using a measurement alternative that measures the securities at cost less impairment, if any, plus or minus changes resulting from qualifying observable price changes. Significant judgments are required to determine whether observable price changes are orderly transactions and identical or similar to an investment held by the Group.

During each reporting period, the Group makes a qualitative assessment considering impairment indicators to separately evaluate whether each of its equity securities without readily determinable fair value is impaired. Impairment indicators that the Group considers include, but are not limited to a significant deterioration in the earnings performance, credit rating, asset quality, or business prospects of the investee, factors such as negative cash flows from operations and working capital deficiencies that raise significant concerns about the investee’s ability to continue as a going concern, current economic and market conditions and other specific information. If a qualitative assessment indicates that the investment is impaired, the entity has to estimate the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the Group recognizes an impairment loss in earnings equal to the difference between the carrying value and fair value.

The Group recorded an impairment of nil, nil and RMB5,200 during the years ended June 30, 2023, 2024 and 2025, respectively, in the consolidated statements of operation and comprehensive loss.

Investment in debt securities with embedded features

As of June 30, 2025, the Group held a two-year-term debt security with a principal amount valued at RMB125,000 with a fixed return rate of 6% and an additional earning right contingent upon the satisfaction of certain conditions within the contract term. The Group considered the host contract as a debt security and classified the investment as a held-to-maturity security which is measured subsequently at amortized cost as the Group has the positive intent and ability to hold it to maturity. As of June 30, 2025, the current portion of the held-to-maturity security was recorded in short term investment and the non-current portion was recorded in other non-current assets, net of the consolidated balance sheet, respectively.

The Group evaluated the additional earning right as a derivative instrument that is “embedded” to the host contract in accordance with ASC 815. The Group considered the stated and implied substantive features of the contract as well as the economic characteristics and risks of the hybrid instrument and determined that the additional earning right be considered as an embedded derivative separated from the host contract and accounted it for as a derivative instrument. The Group classified the embedded derivative measured at fair value and change in fair value is charged through profit or loss. As of June 30, 2025, the fair value of the embedded derivative was immaterial.

(k)	Impairment of Long-Lived Assets

 Property, plant, and equipment and intangible assets with definite lives are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized for the amount by which the carrying value of the asset exceeds the fair value of the asset. The Group recorded impairment loss on intangible assets of nil, nil and RMB325,130 during the years ended June 30, 2023, 2024 and 2025, respectively, in the consolidated statements of operation and comprehensive loss.

(l)	Insurance Premium Payables

 Insurance premium payables are insurance premiums collected on behalf of insurance companies but not yet remitted as of the balance sheet dates.

(m) Redeemable ordinary shares

The Company accounts for ordinary shares subject to possible redemption in accordance with ASC 480 “Distinguishing Liabilities from Equity.” Ordinary shares subject to conditional redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the control of the Company is classified as mezzanine equity. The Company evaluates the probability of these redeemable ordinary shares becoming redeemable at each reporting date. If it is probable that the redeemable ordinary shares will become redeemable, the Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of the instrument to equal the redemption value at the end of each reporting period. Increases or decreases in the carrying amount of redeemable ordinary shares shall be affected by charges against retained earnings. Accordingly, if the ordinary shares are not currently redeemable and it is not probable that the ordinary shares will become redeemable, subsequent adjustment of the amount presented in temporary equity is unnecessary.

(n)	Treasury Shares

 Treasury shares represent ordinary shares repurchased by the Group that are no longer outstanding and are held by the Group. The repurchased ordinary shares are recorded whereby the total par value of shares acquired is recorded as treasury stock and the difference between the par value and the amount of cash paid is recorded in additional paid-in capital. If additional paid-in capital is not available or is not sufficient, the remaining amount is to reduce retained earnings.

(o)	Income Taxes

 Income taxes are accounted for under the asset and liability method. Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the consolidated financial statements, net operating loss carryforwards and credits by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

The Group records uncertain tax positions in accordance with ASC 740 on the basis of a two-step process in which (1) it determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, the Group recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority. The Group recognizes interest and penalties related to unrecognized tax benefits, if any, on the income tax expense line in the accompanying consolidated statement of operations and comprehensive loss. Accrued interest or penalties are included on the other tax liabilities line in the consolidated balance sheets.

(p)	Share-based Compensation

All forms of share-based payments to employees and nonemployees, including restricted share units, stock options and stock purchase plans, are treated the same as any other form of compensation by recognizing the related cost in the consolidated statements of operations and comprehensive loss. The Group recognizes compensation cost for an award with only service conditions that has a graded vesting schedule on a straight-line basis over the requisite service period for the entire award, provided that the amount of compensation cost recognized at any date must at least equal to the portion of the grant-date value of the award that is vested at that date. For awards with both service and performance conditions, if each tranche has an independent performance condition for a specified period of service, the Group recognizes the compensation cost of each tranche as a separate award on a straight-line basis; if each tranche has performance conditions that are dependent of activities that occur in the prior service periods, the Group recognizes the compensation cost on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in-substance, multiple awards. The Group has made an accounting policy election to account for forfeitures when they occur for an award with only service conditions. For an award with a performance condition, the Group continues to assess at each reporting period whether it is probable that the performance condition will be achieved. No compensation cost is recognized for instruments that employees and nonemployees forfeit because a service condition or a performance condition is not satisfied.

Employee share-based compensation

Compensation cost related to employee stock options or similar equity instruments is measured at the grant date based on the fair value of the award and is recognized over the service period, which is usually the vesting period. If an award requires satisfaction of one or more performance or service conditions (or any combination thereof), compensation cost is recognized if the requisite service is rendered, while no compensation cost is recognized if the requisite service is not rendered.

Nonemployee share-based compensation

Consistent with the accounting requirement for employee share-based compensation, nonemployee share-based compensation within the scope of Topic 718 are measured at grant-date fair value of the equity instruments, which the Group is obligated to issue when the service has been rendered and any other conditions necessary to earn the right to benefit from the instruments have been satisfied.

(q)	Employee Benefit Plans

As stipulated by the regulations of the PRC, the Group’s subsidiaries in the PRC participate in various defined contribution plans organized by municipal and provincial governments for its employees. The Group is required to make contributions to these plans at a percentage of the salaries, bonuses and certain allowances of the employees. Under these plans, certain pension, medical and other welfare benefits are provided to employees. The Group has no other material obligation for the payment of employee benefits associated with these plans other than the annual contributions described above. The contributions are charged to the consolidated statements of operations and comprehensive loss as they become payable in accordance with the rules of the above mentioned defined contribution plans.

(r)	Revenue Recognition

 The Group’s revenue from contracts with insurance companies is derived principally from the provision of agency and claims adjusting services, while revenue from contracts with fund product providers or issuers is derived principally from wealth management service. Insurance companies and fund product providers are defined as the Group’s customers under ASC 606 “Revenue from Contracts with Customers” (“ASC 606”). In January 2025 the Group divested its entire equity interest in Guangdong Meidiya Investment Co., Ltd. and its subsidiaries, which comprised the Group’s claims-adjusting segment. Since completion of the disposal, the Group has ceased providing claims-adjusting services (see Note 4 for details).

The following is a description of the accounting policy for the principal revenue streams of the Group.

Insurance agency services revenue

The Group derives agency revenue serving as a sales agent to distribute various life insurance products and a wide rage of non-life insurance products on behalf of insurance companies by which the Group is entitled to receive an initial commission from the insurance companies based on the premium paid by the policyholders for the related insurance policy sold. For life insurance agency, the Group is also entitled to renewal commissions when the policyholder renews the policy within the renewal term of the original policy as such life insurance products are typically long-term products.

The Group has identified its promise to sell insurance products on behalf of an insurance company as the performance obligation in its contracts with the insurance companies. The Group’s performance obligation to the insurance company is satisfied and revenue is recognized at a point in time when an insurance policy becomes effective. Specifically for life insurance agency business, certain contracts include the promise to provide certain post-sales administrative services to policyholders on behalf of the insurance companies, such as responding to the policyholder inquiries, facilitating the renewal process and/or gathering information from the policyholder to assist the insurance companies to update the contact information of the policy holder, the Group has concluded such services are administrative in nature and immaterial, and none of these activities on their own results in a transfer of a good or services to the insurance company in the context of the contract. Accordingly, no performance obligation exists after a policy becomes effective.

Initial placement of an insurance policy

The Group recognizes agency revenue related non-life insurance products (which is short term in nature and related premiums are collected upfront) when an insurance policy becomes effective. The commission to be earned is required to be partially refunded contingently on policy cancellations. Based on its past experience, subsequent commission adjustments in connection with non-life insurance policy cancellations have been de minims to date, and are recognized upon notification from the insurance carriers.

For life insurance products, there is generally a 10 to 15 days hesitation period after an initial placement of a life insurance policy, during which the policyholder has a legal right to unconditionally cancel the effective policy regardless of the reasons. According to relevant terms of the insurance agency contracts with customers, the Group reconciles information of policies sold which also includes policies that have been cancelled by policyholders within the hesitation period, with the insurance companies on a monthly basis. Therefore, the Group estimates cancellation of policies that have become effective but are still within the hesitation period based on subsequent actual data at each reporting date. The cancellation of an effective life insurance policy by the policyholder after the hesitation period does not require the Group to refund initial commission to insurance companies, but rather impacts the Group’s estimate on future commission related to renewal(s) of the policy.

In addition, for life insurance agency, the Group may receive a performance bonus from insurance companies as agreed and per contract provisions. Once the Group achieves a certain sales volume based on respective agency agreements, the bonus will become due. Performance bonus represents a form of variable consideration associated with certain sales volume, for which the Group earns commissions. The Group estimates the amount of consideration with a constraint applied that it will be received in the coming year such that a significant reversal of revenue is not probable, and includes the performance bonus as part of the transaction price. For the years ended June 30, 2023, 2024 and 2025, the Group recognized contingent performance bonus of nil, RMB3,675 and nil, respectively.

Renewals of a life insurance policy

For the long-term life insurance products, in addition to the initial commission earned, the Group is also entitled to subsequent renewal commission and compensation, and renewal performance bonus which represents variable considerations and are contingent on future renewals of initial policies or the Group achieves its performance target.

When making estimates of the amount of variable consideration to which the Group expects to be entitled, the Group uses the expected value method and evaluates many factors, including but not limited to, insurance companies mix, product mix, renewal term of various products, renewal premium rates and commission rates, to determine the method(s) of measurement, relevant inputs and the underlying assumptions. The Group considers constraints as well when determining the amount which should be included in the transaction price.

The Group performs an ongoing evaluation of the appropriateness of the constraint applied and will consider the sufficiency of evidence that would suggest that the underlying the assumptions has changed. The Group makes an estimate of variable considerations over the portfolio of contracts based on accumulated historical data and experiences. The estimated renewal commissions are contingent on future renewals of initial policies or achievement of certain performance targets. Given the material uncertainty around the future renewals of the insurance policies, the estimated renewal commissions expected to be collected are recognized as revenue only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty is subsequently resolved. The judgment and assumptions are continuously re-evaluated and adjusted as needed along with the accumulation of historical experiences and data when new information becomes available. Actual renewal commissions in the future may differ significantly from those previously estimated.

Insurance claims adjusting services revenue

 For insurance claims adjusting services, performance obligations are considered met and revenue is recognized when the services are rendered and completed, at the time loss adjusting reports are confirmed being received by insurance companies. The Group does not accrue any service fee before the receipt of an insurance company’s acknowledgement of receiving the adjusting reports. Any subsequent adjustments in connection with discounts which have been de minims to date are recognized in revenue upon receiving notifications from the insurance companies. In January 2025 the Group divested its entire equity interest in Guangdong Meidiya Investment Co., Ltd. and its subsidiaries, which comprised the Group’s claims-adjusting segment. Since completion of the disposal, the Group has ceased providing claims adjusting services (see Note 4 for details)

Wealth management service revenue

The Group derives wealth management revenue serving as a sales agent to distribute and manage various fund products on behalf of fund product producers or issuers (typically referred to as “fund managers”). The fund products include publicly raised fund products, privately raised fund products and portfolio fund products. The Group is entitled to receive transaction-based commissions when product purchasers (the “investors”) purchase fund products, and scale-based management fees during the period when the investors are continuously holding their shares of fund products they purchase. For the privately raised fund products, the Group is also entitled to receive performance-based distribution commissions. The Group enters into distribution agreements with fund managers which specify the key terms and conditions of the arrangement. Such agreements do not include rights of return, credits or discounts, rebates, price protection or other similar privileges.

For the distribution service, the Group has identified its promise to sell fund products on behalf of a fund manager as the performance obligation in its contracts with the fund manager. The Group’s performance obligation to the fund manager is satisfied and revenue is recognized at a point in time when both of the following two criteria are met: (i) the investors have entered into a purchase or subscription contract with the fund manager and the investor has transferred the subscription fund to an escrow account designated by the fund manager and (ii) the fund manager has issued a formal notice to confirm the distribution of the fund product. Distribution commissions are calculated by multiplying a pre-agreed charge rate with the fund managers on the amount of products transacted, such as purchasing or redemption. Such commissions are typically paid on or shortly after the transaction is completed.

For the management service, the Group’s performance obligation to the fund manager is continuously providing the investors with investment advices through circulating latest information of the net value of the fund products in a timely manner and giving advices for a long-term holding of the fund products, and satisfying investors’ all other needs related to the fund products they purchase and hold. The aforementioned performance obligation is satisfied and revenue is recognized over the investors’ holding period of the products they purchase. Management commissions are calculated based on pre-agreed contracts with the fund managers as either (i) pre-agreed percentage with the daily outstanding balance confirmed with the fund manager, prorated daily, (ii) pre-agreed charge rate on the amount of products transacted, prorated by the actual period length of the product held by investors, or (iii) as a percentage of the fair value of the total investment in the fund products, calculated daily. Management fees are typically paid on a regular basis (typically quarterly or annually) and are not subject to clawback once determined.

In addition, the Group earns performance-based commissions from the fund manager for distribution of privately raised fund products, which are dependent on the extent by which the fund’s investment performance exceeds a certain threshold at the end of the contract term. Such performance-based fees earned based on the performance of the underlying fund are a form of variable consideration in its contracts with customers to provide investment management services. Those performance-based income is typically calculated and distributed when the cumulative return of the fund can be determined. Performance-based income will not be recognized as revenue until (a) it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur, or (b) the uncertainty associated with the variable consideration is subsequently resolved. At each reporting date, the Group updates its estimate of the transaction price and concludes that it cannot include its estimate of performance-based income in the transaction price because performance-based income has various possible consideration amounts and the experience that the Group has with similar contracts is of little predictive value in determining the future performance of the funds, thus the Group cannot conclude that it is probable that a significant reversal in the cumulative amount of revenue recognized would not occur.

Disaggregation of revenue

The following tables show, by timing of revenue recognition, revenue from contracts with customers disaggregated by service lines for the years ended June 30, 2023, 2024 and 2025:

	Year Ended June 30, 2023
	Point in Time	Over Time	Total
	RMB	RMB	RMB
Wealth management and others	51,358	63,082	114,440
Total net revenues	51,358	63,082	114,440

	Year Ended June 30, 2024
	Point in Time	Over Time	Total
	RMB	RMB	RMB
Agency	890,453	9,793	900,246
Life insurance business	827,803	-	827,803
Non-life insurance business	62,650	9,793	72,443
Wealth management and others	22,787	40,179	62,966
Total net revenues	913,240	49,972	963,212

	Year Ended June 30, 2025
	Point in Time	Over Time	Total
	RMB	RMB	RMB
Agency	716,189	11,349	727,538
Life insurance business	625,099	-	625,099
Non-life insurance business	91,090	11,349	102,439
Wealth management and others	19,880	33,798	53,678
Total net revenues	736,069	45,147	781,216

Contract balances

The Group’s contract balances include accounts receivable and contract asset which derives only from the insurance agency business. The balances of accounts receivable and contract assets as of June 30, 2024 and 2025 are all derived from contracts with customers. The Group presented contract assets separately in the consolidated balance sheets which include both the amount derived from estimated renewal commissions and the amount of commissions in relation to policies that are still within the hesitation period by the year-end date.

Practical expedients and exemptions

The Group generally expenses sales commissions when incurred because the amortization period would have been one year or less. These costs are recorded within selling expenses in the consolidated statements of operations and comprehensive loss, as the amortization period is less than one year and the Group has elected the practical expedient included in ASC 606.

The Group has applied the optional exemption provided by ASC 606 to not disclose the value of remaining performance obligations not yet satisfied as of period end for contracts with original expected duration of one year or less.

Contract liability

Contract liability relates to unsatisfied performance obligations at the end of each reporting period and consists of cash payment received in advance and was recorded as “other current liabilities” in the consolidated balance sheets. The amount of revenue recognized during the years ended June 30, 2024 and 2025 that was previously included in the contract liabilities balance as of June 30, 2024 and 2025 was RMB803 and RMB nil, respectively.

Value-added tax and surcharges

The Group presents revenue net of tax surcharges and value-added taxes incurred. The tax surcharges amounted to RMB326 and RMB4,748 and RMB4,308 for the years ended June 30, 2023, 2024 and 2025, respectively.

Total value-added taxes paid by the Group during the years ended June 30, 2023, 2024 and 2025 amounted to RMB4,293 and RMB46,393 and RMB41,562 respectively.

(s)	Fair Value of Financial Instruments

Fair value is considered to be the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability. The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs may be used to measure fair value include:

Level 1	Applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2	Applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3	Applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The carrying values of the Group’s financial instruments, including cash and cash equivalents, restricted cash, accounts receivable, insurance premium payables, other receivables, short-term loan, accounts payable and other payables, approximate their fair values due to the short-term nature of these instruments.

The carrying amounts of the long-term receivables and payables approximate their fair value as the interest rates are comparable to the prevailing interest rates in the market. For operating lease liabilities, fair value approximates their carrying value at the year-end as the fair value is estimated by used discounted cash flow, in which incremental borrowing rates used to discount the host contracts approximate market rates. For the years ended June 30, 2025, 2024 and 2023, there were no transfers between different levels of inputs used to measure fair value.

Measured at fair value on a recurring basis

As of June 30, 2024 and 2025, information about inputs into the fair value measurements of the Group’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows.

		Fair Value Measurements at Reporting Date Using
Description	As of June 30, 2024	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investments - debt security	570,216	-	570,216	-
Investments – equity security recorded within other current assets	13,776	13,776	-	-
Contingent consideration	22,267	-	-	22,267

		Fair Value Measurements at Reporting Date Using
Description	As of June 30, 2025	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investments - debt security	548,101	6,061	542,040	-
Investments – equity security recorded within other current assets and other non-current assets	236,866	47	-	236,819
Contingent consideration	-	-	-	-

The majority of debt security consists of investments in bank financial products, trust products and asset management plans that normally pay a prospective fixed rate of return. These investments are recorded at fair values on a recurring basis. The Group measured these investments at fair values and the unrealized gains or losses from the changes in fair values are included in accumulated other comprehensive income or loss, at the balance sheet date. It is classified as Level 2 of the fair value hierarchy since fair value measurement at the reporting date is benchmarked against fair value of comparable investments.

The Group measures its equity investments with readily determinable fair value at its quoted price in active markets. There were no transfers into or out of Level 1 and Level 2 as of June 30, 2024 and 2025, respectively.

Level 3 fair value of contingent consideration arising from business combination is determined using the Monte Caro simulation model and significant assumptions including the probability of achieving performance targets for each scenario and estimated share price during the specified period. For the year ended June 30, 2024 and 2025, the Group recorded gains on changes in fair value of contingent consideration of RMB22,267 and RMB nil, respectively.

Measured at fair value on a non-recurring basis

The Group measures certain assets, including equity securities without readily determinable fair values, equity method investments and intangible assets, at fair value on a nonrecurring basis when they are deemed to be impaired. The fair values of these investments and intangible assets are determined based on valuation techniques using the best information available, and may include management judgments, future performance projections, etc. An impairment charge to these investments is recorded when the cost of the investment exceeds its fair value and for equity method investments, this condition is determined to be other-than-temporary. Impairment charge to the intangible assets is recorded when their carrying amounts may not be recoverable.

Goodwill (Note 9) is measured at fair value on a nonrecurring basis, and they are recorded at fair value only when impairment is recognized by applying unobservable inputs such as forecasted financial performance of the acquired business, discount rate, etc. to the discounted cash flow valuation methodology that are significant to the measurement of the fair value of these assets (Level 3).

Investments in affiliates are measured at fair value on a nonrecurring basis, and they are recorded at fair value only when there is other-than-temporary-impairment. The fair value of investment in an affiliate that is publicly listed is determined based on the market value of its share (Level 1) on the date such impairment is recorded.

(t)	Foreign Currencies

The functional currency of the Company and AIFU is the United States dollar (“USD”). Hong Kong dollar is the functional currency of the majority offshore subsidiaries. The functional currency of all the other significant subsidiaries and the consolidated VIEs is Renminbi (“RMB”). Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income or loss in the consolidated statements of operations and comprehensive loss. The Group has chosen the RMB as their reporting currency.

The functional currency of most of the Company’s subsidiaries is RMB. Transactions in other currencies are recorded in RMB at the rates of exchange prevailing when the transactions occur. Monetary assets and liabilities denominated in other currencies are translated into RMB at rates of exchange in effect at the balance sheet dates. Exchange gains and losses are recorded in the consolidated statements of operations and comprehensive loss.

(u)	Foreign Currency Risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and international economic and political developments that affect supply and demand in the China Foreign Exchange Trading System market of cash and cash equivalents and restricted cash. The Group had aggregate amounts of RMB250,998 and RMB88,768 of cash and cash equivalents and restricted cash denominated in RMB as of June 30, 2024 and 2025, respectively.

(v)	Translation into USD

The consolidated financial statements of the Group are stated in RMB. Translations of amounts from RMB into USD are solely for the convenience of the readers outside of China and were calculated at the rate of US$1.00 = RMB7.1636, representing the noon buying rate in the City of New York for cable transfers of RMB on June 30, 2025, the last business day in fiscal year 2025, as set forth in H.10 statistical release of the Federal Reserve Bank of New York. The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into USD at such rate.

(w)	Segment Reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker (the “CODM”), which is the Company’s Chief Executive Officer. As of June 30, 2023, the Group managed its business as a single operating segment engaged in the provision of distribution and managing wealth management services in the PRC. On December 31, 2023 upon the acquisition of AIFU, the Group identified two additional operating segments which are insurance agency and claims adjusting. In January 2025 the Group divested its entire equity interest in Guangdong Meidiya Investment Co., Ltd. and its subsidiaries, which comprised the Group’s claims-adjusting segment. Since completion of the disposal, the Group has ceased providing claims-adjusting services (see Note 4 for details). As a result, as of June 30, 2025, the Group operated two segments: (1) the insurance agency segment, which mainly consists of providing agency services for a wide range of life and non-life insurance products to individual clients, and (2) the wealth management segment, which mainly consists of providing distribution and managing wealth management services. Operating segments are defined as components of an enterprise for which separate financial information is available and evaluated regularly by the Group’s chief operating decision maker in deciding how to allocate resources and in assessing performance.

Substantially all revenues of the Group are derived in the PRC and all long-lived assets are located in the PRC.

(x)	Earnings per Share (“EPS”)

Basic EPS is calculated by dividing the net income available to common shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted EPS is calculated by using the weighted average number of ordinary shares outstanding adjusted to include the potentially dilutive effect of outstanding share-based awards, unless their inclusion in the calculation is anti-dilutive.

(y)	Advertising Costs

Advertising costs are expensed as incurred. Advertising costs amounted to RMB3,733 and RMB12,797 and RMB6,591 for the years ended June 30, 2023, 2024 and 2025, respectively.

(z)	Leases

The Group leases office space, vehicles and certain equipment under operating leases for terms ranging from short term (under 12 months) to 7 years. The Group does not have options to extend or terminate leases, as the renewal or termination of relevant lease is on negotiation basis. As a lessee, the Group does not have any financing leases and none of the leases contain material residual value guarantees or material restrictive covenants. The Group’s office space leases typically have initial lease terms of 2 to 7 years, and vehicles and equipment leases typically have an initial term of 12 months or less. The Group’s office space leases include fixed rental payments. The lease payments for the Group’s office space leases do not consist of variable lease payments that depend on an index or a rate.

The Group determines whether a contract contains a lease at contract inception. A contract contains a lease if there is an identified asset and the Group has the right to control the use of the identified asset. At the commencement of each lease, management determines its classification as an operating or finance lease. For leases that qualify as operating leases, the Group recognizes a right-of-use (“ROU”) asset and a lease liability based on the present value of the lease payments over the lease term in the consolidated statements of balance sheets at commencement date. As all of the leases do not have implicit rates available, the Group uses incremental borrowing rates based on the information available at lease commencement date in determining the present value of future payments. The incremental borrowing rates are estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in economic environments where the leased assets are located.

The ROU asset is measured at the amount of the lease liabilities with adjustments, if applicable, for lease prepayments made prior to or at lease commencement, initial direct costs incurred and lease incentives. For office space leases, the Group identifies the lease and non-lease components (e.g., common-area maintenance costs) and accounts for non-lease components separately from lease component. The Group’s office space lease contracts have only one separate lease component and have no non-components (e.g., property tax or insurance). Most of the office space lease contracts have no non-lease components. For the office space lease contracts include non-lease components, the fixed lease payment is typically itemized in the office space lease contract for separate lease component and non-lease components. Therefore, the Group does not allocate the consideration in the contract to the separate lease component and the non-lease components.

Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term. The Group has made an accounting policy election to exempt leases with an initial term of 12 months or less without a purchase option that is likely to be exercised from being recognized on the balance sheet. Payments related to those leases continue to be recognized in the consolidated statement of operations and comprehensive loss on a straight-line basis over the lease term.

In addition, the Group does not have any related-party leases or sublease transactions.

(aa)	Accumulated Other Comprehensive Loss

The Group presents comprehensive loss in the consolidated statements of operations and comprehensive loss with net loss in a continuous statement.

Accumulated other comprehensive loss mainly represents foreign currency translation adjustments and changes in fair value of available-for-sale debt securities for the period.

(ab)	Government grants

Government grants primarily consist of financial subsidies received from provincial and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. The Group records such government subsidies as other income or reduction of expenses or cost of revenues when it has fulfilled all of its obligation related to the subsidy. The Group recognized RMB1,682 and RMB2,653 and RMB200 in the years ended June 30, 2023, 2024 and 2025.

(ac)	Recently accounting pronouncements

Recently Adopted Accounting Pronouncements

Segment Reporting (Topic 280) – In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280)- Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which provides guidance on the enhanced disclosure of significant segment expenses that are regularly provided to the CODM and included within each reported measure of segment profit or loss, on an annual and interim basis. The guidance is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Adoption of this guidance should be applied retrospectively to all prior periods presented. Early adoption is permitted. The Group adopted ASU 2023-07 for the year ended June 30, 2025 and retrospectively presented segment information in Note 26 to the consolidated financial statements of the Group.

Recently Adopted Accounting Pronouncements issued not yet adopted

In April 2025, the FASB issued ASU 2025-04 – Compensation—Stock Compensation (Topic 718) and Revenue from Contracts with Customers (Topic 606): Clarifications to Share-Based Consideration Payable to a Customer, which revises the definition of performance condition for share-based consideration payable to a customer, eliminates the forfeiture policy election for awards granted to customers (unless granted in exchange for a distinct good or service), and clarifies applicability of the variable consideration constraint. The ASU will be effective for annual reporting periods (including interim periods within annual reporting periods) beginning after December 15, 2026, for all entities. Early adoption is permitted for both interim and annual financial statements that have not yet been issued. The Company is evaluating the impact of the adoption of this guidance.

In July 2025, the FASB issued ASU 2025-05 - Financial Instruments—Credit Losses (Topic 326). The amendments in this Update provide (1) all entities with a practical expedient and (2) entities other than public business entities with an accounting policy election when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under Topic 606. An entity that elects the practical expedient and the accounting policy election, if applicable, should apply the amendments in this Update prospectively. The amendments will be effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance. The Company is evaluating the impact of the adoption of this guidance. We believe the future adoption of this ASU is not expected to have a material impact on its financial statements.

(ad)	Revision to Previously Issued Financial Statements

In 2024, the Group identified an error related to recording funds it held temporarily for the investors as its asset, yet it did not have control over. The Group assessed the materiality of this error individually and in the aggregate with other identified errors to prior periods’ consolidated financial statements in accordance with SEC Staff Accounting Bulletin (“SAB”) No. 99 “Materiality” codified in ASC 250 “Accounting Changes and Error Corrections.” The Group concluded that the errors were immaterial to its previously issued financial statements and restatement of previously filed financial statements is not required. However, the Group determined it was appropriate to correct the prior periods errors by revising the financial statement line item amounts previously disclosed in SEC filings in order to achieve comparability in the consolidated financial statements. The impact of this revision of the Group’s previously reported consolidated financial statements are detailed below.

In connection with this revision, the Group also corrected other immaterial errors in the prior periods which include a classification error for commission expense that was reported previously under selling expense but should have been under cost of sales as well as a classification error for excess input value-added tax credit that was reported previously as a current liability but should have been reported as a current asset. For further details, see Note 2(ad) of the financial statements included in the Form 20-F filed for the fiscal year ended June 30, 2024.

The following table summarizes the effect of the revisions on the affected line items within the consolidated statements of operations and comprehensive loss related to classification error for commission:

	Year Ended June 30, 2023
	As reported	Adjustment	As corrected
Operating costs and expenses:
Cost of sales	(16,136)	(4,149)	(20,285)
Selling expenses	(64,709)	4,149	(60,560)
Total operating costs and expenses	(173,244)	-	(173,244)
Loss from operations	(58,804)	-	(58,804)
Net loss and net loss attributable to shareholders	(43,577)	-	(43,577)

 The following table summarizes the effect of the revisions on the affected line items within the consolidated statements of cash flows related to funds it held temporarily for the investors:

	Year Ended June 30, 2023
	As reported	Adjustment	As corrected
Cash flows from operating activities:
Change in investors’ deposit	(110,538)	110,538	-
Net cash used in operating activities	(135,901)	110,538	(25,363)
Net decrease in cash and cash equivalents, and restricted cash	(140,887)	110,538	(30,349)
Cash and cash equivalents, and restricted cash at beginning of year	313,055	(118,796)	194,259
Cash and cash equivalents, and restricted cash at end of year	172,728	(8,258)	164,470